Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Calculation of Basic and Diluted Net Income (Loss) per Common Share	The following table reflects the calculation of basic and diluted net income (loss) per common share:
	Three Months Ended September 30,		Nine Months Ended	Period from June 14, 2022 (inception) through
			September 30,
	2023	2022	2023	2022
Class A common stock subject to possible redemption
Numerator:
Net income attributable to Class A common stock subject to possible redemption	$122,002	$—	$65,899	$—
Denominator: Weighted average Class A common stock subject to possible redemption
Basic and diluted weighted average shares outstanding, common stock subject to possible redemption	3,260,870	—	1,098,901	—
Basic and diluted net income (loss) per share, redeemable common stock	$0.04	$—	$0.06	$—

Non-redeemable common stock
Numerator:
Net income (loss)	$216,757	$(387)	$216,479	$(3,392)
Less: Net income (loss) attributable to Class A common stock subject to possible redemption	$122,002	$—	$65,899	$—
Net income (loss) attributable to non-redeemable common stock	$94,755	$(387)	$150,580	$(3,392)
Denominator: Weighted average non-redeemable common stock
Basic and diluted weighted average shares outstanding, non-redeemable common stock	2,532,609	1,250,000	2,510,989	1,055,046
Basic and diluted net income (loss) per share, non-redeemable common stock	$0.04	$(0.00)	$0.06	$(0.00)